Nonparticipant-Directed Investments	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Nonparticipant-Directed Investments [Abstract]
Nonparticipant-Directed Investments
5.	Nonparticipant-Directed Investments

The Plan provides for both participant-directed and nonparticipant-directed investment programs. Company matching contributions are initially invested in the Company’s common stock, which is a nonparticipant-directed investment option. Participants may subsequently transfer these amounts to other investment options at their discretion once vested.

Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments as of and for the year ended December 31, 2025, is as follows:

2025
(dollars in millions)

Net assets:
Honeywell Common Stock Fund	$3,377

Changes in net assets during 2025:
Net (depreciation)	(332)
Dividends	79
Company contributions	276
Participating employee contributions	32
Roll-over contributions	3
Benefits paid to participants	(455)
Plan expenses	(2)
Net transfers to participant-directed investments	(116)
Net change	$(515)